COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments
2015	$27,870
2016	25,397
2017	23,450
2018	21,131
2019	16,072
After 2019	34,608
$148,528